Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 2,390	$ 5,355
Trade accounts receivable	1,116	808
Other accounts receivable	695	423
Inventory	3,655	2,466
Total current assets	7,856	9,052
Non-current assets
Restricted cash	371	179
Property, plant and equipment, net	7,750	3,926
Right-of-use assets, net	9,024	1,845
Total non-current assets	17,145	5,950
Total assets	25,001	15,002
Current liabilities
Trade accounts payable	3,525	1,778
Other accounts payable	3,609	2,072
Deferred revenue	906	718
Lease liabilities	772	382
Derivative Liability, Current	0	526
Loans	3,905	0
Convertible loans	0	20,533
Liability for Agricultural Research Organization	1,140	0	[1]
Accrued liabilities	401	458
Total current liabilities	14,258	26,467
Non-current liabilities
Lease liabilities	9,141	1,425
Liability for Agricultural Research Organization	272	1,963
Total non-current liabilities	9,413	3,388
Shareholders' equity (deficit)
Share capital and contributed surplus	97,748	68,652
Accumulated deficit	(96,418)	(83,505)
Total Shareholders' equity (deficit)	1,330	(14,853)
Total liabilities and shareholders' equity (deficit)	$ 25,001	$ 15,002

[1]	Certain comparative amounts have been reclassified to conform to the current year presentation (Note 2b)